100 Summer Street Floor 7 Mail Stop SUM0703 Boston, MA 02111

April 17, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Highland Funds II (the “Registrant”)
File No. 033-51308

Dear Sir or Madam:

On behalf of the Registrant, pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland Global Allocation Fund, a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on April 6, 2018 (Accession No.: 0001193125-18-110216).

If you have any questions, please contact me at (617) 662-3968.

/s/ Rebecca Gilding
Rebecca Gilding
Vice President

cc:	D. Norris